                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: August 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended August 31, 2003

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 2003

 CLASS A     CLASS B     CLASS C     CLASS D
  38.28%      37.70%      37.79%      38.46%

                               S&P               LIPPER
  RUSSELL 2000       SMALL-CAP 600     SMALL-CAP GROWTH
 GROWTH INDEX(1)          INDEX(2)       FUNDS INDEX(3)
     42.83%             33.28%              40.32%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended August 31, 2003, was one of sharp contrast. As the period began, crude oil and natural gas prices were surging due to Iraq-centered geopolitical tensions and unusually cold weather across the United States. Fears of a double-dip recession persisted, defying evidence of a nascent recovery in the domestic economy. Responding to these negative developments, the market declined until mid-March, when it challenged its October 2002 low.

Investor sentiment subsequently improved based on expectations of a swift U.S. victory in Iraq, encouraging economic data and reports of corporate earnings that exceeded expectations. These factors triggered a strong market rally that saw the S&P 500 Index appreciate more than 25 percent from its mid-March lows. The defensive sectors and securities that had led during the bear market fell behind more cyclical sectors as investors' expectations for the economy improved.

The rally in the equity markets continued through the end of the period, with August boasting the sixth consecutive month of positive returns. Good news surfaced in manufacturing, where new orders drove production increases to levels not seen since June 1999. Despite improvements on the economic front, however, businesses still seemed reluctant to make longer-term commitments such as building up inventories, hiring new workers or increasing capital expenditures.

PERFORMANCE ANALYSIS

The Fund's underperformance relative to the Russell 2000 Growth Index can be attributed to stock selection in several areas. In health care, holdings in pharmaceuticals, medical systems electronics and biotechnology had a negative effect. Select issues within computer software and services, electronics manufacturers, production technology equipment and electrical equipment and components also detracted from the Fund's relative performance.

Stock selection within the consumer discretionary sector contributed positively to performance during the period, particularly in the areas of retail, casinos and gambling, consumer electronics, education services and commercial services. The Fund also benefited from its underweighting in financial services and stock selection in that sector, especially among financial information services, multi-line insurance and investment management companies.

   TOP 10 HOLDINGS
   Corporate Executive Board Co.                        2.5%
   Interactive Data Corp.                               2.5
   GTECH Holdings Corp.                                 2.4
   Dade Behring Hldgs Inc.                              2.0
   Abitron Inc.                                         1.9
   Stericycle Inc.                                      1.7
   VistaCare Inc.                                       1.6
   Tractor Supply Co.                                   1.5
   Eclipsys Corp.                                       1.5
   Gen-Probe Inc.                                       1.5

   TOP FIVE INDUSTRIES
   Biotechnology                                        7.0%
   Casinos/Gaming                                       6.5
   Health Services                                      5.7
   Semiconductors                                       5.1
   Specialty Stores                                     5.1

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND INVESTS AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCK OF SMALL COMPANIES.

2. THE SECURITIES ARE CHOSEN BY PORTFOLIO MANAGERS THROUGH A STRINGENT QUALITATIVE AND QUANTITATIVE SCREENING PROCESS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2003

                             CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                                    07/28/97                 08/02/93                 07/28/97                  07/28/97
   SYMBOL                             SMPAX                     SMPBX                    SMPCX                    SMPDX
   1 YEAR                             19.23%(4)                 18.23%(4)                18.27%(4)                19.47%(4)
                                      12.97(5)                  13.23(5)                 17.27(5)
   5 YEARS                            (1.33)(4)                 (2.06)(4)                (2.08)(4)                (1.13)(4)
                                      (2.39)(5)                 (2.41)(5)                (2.08)(5)
   10 YEARS                                                      3.51(4)
                                                                 3.51(5)
   SINCE INCEPTION                    (3.17)(4)                  3.56(4)                 (3.91)(4)                (2.97)(4)
                                      (4.02)(5)                  3.56(5)                 (3.91)(5)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The S&P Small-Cap 600 Index consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the Index proportionate to its market value. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Special Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.5%)
              Advertising/Marketing
              Services (3.1%)
   99,350     Abitron Inc.*............  $  3,673,963
   16,600     R.H. Donnelley Corp.*....       687,240
  184,550     ValueClick, Inc*.........     1,707,087
                                         ------------
                                            6,068,290
                                         ------------
              Aerospace & Defense
              (0.6%)
   31,600     Moog Inc. (Class A)*.....     1,191,320
                                         ------------
              Airlines (0.8%)
   27,550     JetBlue Airways Corp.*...     1,484,945
                                         ------------
              Apparel/Footwear (0.2%)
    8,200     Oxford Industries,
               Inc. ...................       488,720
                                         ------------
              Apparel/Footwear Retail
              (1.7%)
   72,100     Casual Male Retail Group,
               Inc.*...................       493,885
   38,850     Christopher & Banks
               Corp.*..................     1,153,845
   48,425     Hot Topic, Inc.*.........     1,726,835
                                         ------------
                                            3,374,565
                                         ------------
              Biotechnology (7.0%)
  127,200     BioMarin Pharmaceutical,
               Inc.* ..................     1,202,040
   28,800     Celgene Corp.*...........     1,108,512
  101,100     Dendreon Corp.*..........       642,996
   65,300     Discovery Laboratories,
               Inc.*...................       484,526
   47,300     Gen-Probe Inc.*..........     2,991,252
   33,900     Ligand Pharmaceuticals
               Inc. (Class B)*.........       470,871
   29,500     Martek Biosciences
               Corp.*..................     1,521,905
   37,300     MGI Pharma, Inc.*........     1,439,407
   58,525     NPS Pharmaceuticals,
               Inc.*...................     1,607,096
   29,700     Serologicals Corp.*......       412,830
   27,200     Techne Corp.*............       912,288
   52,150     Telik, Inc.*.............     1,000,237
                                         ------------
                                           13,793,960
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Broadcasting (1.5%)
   44,200     Citadel Broadcasting
               Co.*....................  $    975,936
  119,075     Radio One, Inc. (Class
               D)*.....................     1,958,784
                                         ------------
                                            2,934,720
                                         ------------
              Casino/Gaming (6.5%)
   65,900     Alliance Gaming Corp.*...     1,484,727
  110,445     GTECH Holdings Corp. ....     4,680,659
   29,700     Kerzner International
               Ltd. (Bahamas)*.........       914,760
   73,300     Multimedia Games,
               Inc.*...................     1,985,697
  106,700     Penn National Gaming,
               Inc.*...................     2,363,405
   47,300     Station Casinos, Inc. ...     1,407,175
                                         ------------
                                           12,836,423
                                         ------------
              Computer Communications
              (0.8%)
   22,350     Emulex Corp.*............       541,093
   24,900     NETGEAR, Inc.*...........       490,281
   22,000     NetScreen Technologies,
               Inc.*...................       526,460
                                         ------------
                                            1,557,834
                                         ------------
              Computer Peripherals
              (0.5%)
   87,600     Maxtor Corp.*............     1,001,268
                                         ------------
              Computer Processing
              Hardware (0.3%)
   48,700     Cray, Inc.*..............       617,029
                                         ------------
              Data Processing Services
              (0.5%)
   25,125     Global Payments Inc. ....       948,469
                                         ------------
              Discount Stores (0.8%)
   42,225     Fred's, Inc. ............     1,509,544
                                         ------------
              Electronic Components
              (2.0%)
   19,200     Amphenol Corp. (Class
               A)*.....................     1,046,976
   36,200     Innovex, Inc.*...........       478,564

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   24,300     OmniVision Technologies,
               Inc.*...................  $  1,078,677
   22,950     SanDisk Corp.*...........     1,387,557
                                         ------------
                                            3,991,774
                                         ------------
              Electronic Distributors
              (0.3%)
   70,500     Bell Microproducts
               Inc.*...................       506,895
                                         ------------
              Electronic Production
              Equipment (3.3%)
   52,800     ASM International NV
               (Netherlands)*..........       958,848
   48,200     Brooks Automation,
               Inc.*...................     1,178,490
   26,500     Cymer, Inc.*.............     1,212,905
   62,700     Entegris Inc.*...........       922,944
   33,200     Mentor Graphics Corp.*...       672,300
   16,700     Ultratech, Inc.*.........       489,811
   24,300     Varian Semiconductor
               Equipment Associates,
               Inc.*...................       985,851
                                         ------------
                                            6,421,149
                                         ------------
              Electronics/ Appliances
              (1.2%)
   22,825     Harman International
               Industries, Inc. .......     2,274,511
                                         ------------
              Finance/Rental/ Leasing
              (0.7%)
   31,450     Doral Financial Corp.
               (Puerto Rico)...........     1,291,023
                                         ------------
              Financial Publishing/
              Services (2.7%)
   20,900     eSPEED, Inc (Class A)*...       476,520
  287,500     Interactive Data
               Corp.*..................     4,812,750
                                         ------------
                                            5,289,270
                                         ------------
              Food: Specialty/ Candy
              (0.9%)
   49,430     J & J Snack Foods
               Corp.*..................     1,735,487
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Home Building (0.8%)
   85,400     Brookfield Homes
               Corp. ..................  $  1,558,550
                                         ------------
              Home Furnishings (0.7%)
   62,300     Select Comfort Corp.*....     1,450,967
                                         ------------
              Industrial Machinery
              (0.5%)
   25,600     Graco Inc. ..............     1,010,944
                                         ------------
              Information Technology
              Services (0.6%)
   22,100     Intergraph Corp.*........       525,759
   29,100     Verint Systems Inc.*.....       658,824
                                         ------------
                                            1,184,583
                                         ------------
              Internet Software/
              Services (2.8%)
  123,700     CNET Networks, Inc.*.....     1,041,554
   18,800     J2 Global Communications,
               Inc.*...................     1,179,136
   61,800     Secure Computing
               Corp.*..................       673,002
   29,500     United Online, Inc.*.....     1,124,245
   79,400     WebEx Communications,
               Inc.*...................     1,516,540
                                         ------------
                                            5,534,477
                                         ------------
              Investment Managers
              (1.2%)
   35,800     Affiliated Managers
               Group, Inc.*............     2,427,240
                                         ------------
              Life/Health Insurance
              (0.5%)
   24,800     Reinsurance Group of
               America, Inc. ..........       937,936
                                         ------------
              Medical Distributors
              (1.1%)
  159,555     Neoforma, Inc.*..........     2,072,779
                                         ------------

                       See Notes to Financial Statements
 6

Morgan Stanley Special Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Medical Specialties
              (4.5%)
  142,440     Dade Behring Holdings,
               Inc.*...................  $  3,974,076
   24,200     Digene Corp.*............       919,842
   17,800     Flamel Technologies (ADR)
               (France)*...............       507,033
   28,100     INAMED Corp.*............     2,074,904
   14,700     SurModics, Inc.*.........       493,332
   41,000     VISX, Inc.*..............       820,820
                                         ------------
                                            8,790,007
                                         ------------
              Medical/Nursing Services
              (1.4%)
   57,269     Apria Healthcare Group,
               Inc.*...................     1,483,267
   59,600     VCA Antech, Inc.*........     1,373,184
                                         ------------
                                            2,856,451
                                         ------------
              Metal Fabrications (0.5%)
   35,500     Chicago Bridge & Iron
               Company N.V. (ADR)
               (Netherlands)...........       948,560
                                         ------------
              Miscellaneous Commercial
              Services (3.9%)
  109,700     Corporate Executive Board
               Co. (The)*..............     4,843,255
  229,900     SkillSoft PLC (ADR)
               (Ireland)*..............     1,728,848
   42,200     Viad Corp. ..............     1,007,736
                                         ------------
                                            7,579,839
                                         ------------
              Miscellaneous
              Manufacturing (0.3%)
   16,200     Dionex Corp.*............       634,716
                                         ------------
              Oil & Gas Production
              (2.8%)
   39,700     Evergreen Resources,
               Inc.*...................     2,218,039
   28,700     PetroKazakhstan Inc.
               (Class A) (Canada)*.....       472,115
  197,800     Ultra Petroleum Corp.
               (Canada)*...............     2,870,078
                                         ------------
                                            5,560,232
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oilfield Services/
              Equipment (0.7%)
   84,800     Maverick Tube Corp.*.....  $  1,440,752
                                         ------------
              Other Consumer Services
              (3.3%)
   72,400     Autobytel Inc.*..........       616,124
   71,300     DeVry, Inc.*.............     1,850,235
   94,700     iDine Rewards Network
               Inc.*...................     1,642,098
   28,200     ITT Educational Services,
               Inc.*...................     1,222,470
   11,050     Strayer Education,
               Inc. ...................     1,055,275
                                         ------------
                                            6,386,202
                                         ------------
              Packaged Software (4.9%)
   51,800     Hyperion Solutions
               Corp.*..................     1,708,364
  102,350     Informatica Corp.*.......       909,892
   74,900     Legato Systems, Inc.*....       847,868
  150,400     Micromuse Inc.*..........     1,230,272
  155,100     NetIQ Corp.*.............     2,087,646
   80,400     Network Associates,
               Inc.*...................     1,119,168
  107,100     Quest Software, Inc.*....     1,136,331
   34,100     Serena Software, Inc.*...       661,540
                                         ------------
                                            9,701,081
                                         ------------
              Personnel Services (0.5%)
   33,100     Monster Worldwide
               Inc.*...................       904,292
                                         ------------
              Pharmaceuticals: Generic
              Drugs (0.9%)
   31,200     Taro Pharmaceuticals
               Industries Ltd.
               (Israel)*...............     1,684,488
                                         ------------
              Publishing: Newspapers
              (2.2%)
   36,200     Media General, Inc.
               (Class A)...............     2,194,082
   41,060     Pulitzer Inc. ...........     2,108,431
                                         ------------
                                            4,302,513
                                         ------------
              Recreational Products
              (0.5%)
   40,400     WMS Industries, Inc.*....       967,580
                                         ------------
              Regional Banks (0.5%)
   28,000     UCBH Holdings, Inc. .....       895,720
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Restaurants (2.3%)
   52,500     Chicago Pizza & Browery,
               Inc.*...................  $    630,000
   26,825     P.F. Chang's China
               Bistro, Inc.*...........     1,247,363
  113,650     Sonic Corp.*.............     2,666,229
                                         ------------
                                            4,543,592
                                         ------------
              Savings Banks (1.7%)
   82,700     Provident Financial
               Services, Inc. .........     1,673,021
   71,700     TierOne Corp.*...........     1,595,325
                                         ------------
                                            3,268,346
                                         ------------
              Semiconductors (5.1%)
   37,700     Actel Corp.*.............     1,104,233
  304,500     Conexant Systems,
               Inc.*...................     1,668,660
   48,150     Integrated Circuit
               Systems, Inc.*..........     1,662,138
   71,096     Intersil Corp. (Class
               A)*.....................     2,071,026
   40,750     Micrel, Inc.*............       554,200
   85,600     PMC -- Sierra, Inc.*.....     1,220,656
   21,800     Power Integrations,
               Inc.*...................       701,524
   56,900     QuickLogic
               Corporation*............       512,100
   84,500     Vitesse Semiconductor
               Corp.*..................       577,135
                                         ------------
                                           10,071,672
                                         ------------
              Services to the Health
              Industry (5.7%)
  199,400     Eclipsys Corp.*..........     3,000,970
   42,600     Merge Technologies
               Inc.*...................       702,474
   88,700     Specialty Laboratories,
               Inc.*...................       935,785
   71,100     Stericycle, Inc.*........     3,412,089
   99,550     VistaCare, Inc. (Class
               A)......................     3,136,124
                                         ------------
                                           11,187,442
                                         ------------
              Specialty Insurance
              (2.1%)
    8,400     Markel Corp.*............     2,257,500
   55,300     PMI Group, Inc. (The)....     1,956,514
                                         ------------
                                            4,214,014
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Specialty Stores (5.1%)
   28,300     Brookstone, Inc.*........  $    799,475
   33,875     Cost Plus, Inc.*.........     1,363,130
   40,475     Dick's Sporting Goods,
               Inc.*...................     1,530,765
   28,200     Guitar Center, Inc.*.....       945,828
   34,100     PETCO Animal Supplies,
               Inc.*...................     1,094,610
   87,500     Tractor Supply Company...     3,018,750
   35,900     Tuesday Morning Corp.*...     1,242,858
                                         ------------
                                            9,995,416
                                         ------------
              Specialty
              Telecommunications (3.5%)
  148,100     American Tower Corp.
               (Class A)*..............     1,685,378
  179,200     Crown Castle
               International Corp.*....     1,926,400
  134,500     IDT Corp. (Class B)......     2,392,755
   21,700     NTL Inc.*................       873,208
                                         ------------
                                            6,877,741
                                         ------------
              Telecommunication
              Equipment (1.2%)
   18,600     Inter-Tel, Inc. .........       468,720
  210,000     Sonus Networks, Inc.*....     1,491,000
   11,200     UTStarcom, Inc.*.........       481,152
                                         ------------
                                            2,440,872
                                         ------------
              Wholesale Distributors
              (1.3%)
   91,805     Imagistics International
               Inc.*...................     2,625,623
                                         ------------
              Total Common Stocks
              (Cost $158,110,888)......   193,371,823
                                         ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Special Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.5%)
              Repurchase Agreement
  $ 1,073     Joint repurchase
               agreement account 1.05%
               due 09/02/03 (dated
               08/29/03; proceeds
               $1,073,125) (a)
               (Cost $1,073,000).......  $  1,073,000
                                         ------------

Total Investments
(Cost $159,183,888) (b).....    99.0%     194,444,823
Other Assets in Excess of
Liabilities.................     1.0        1,883,022
                               -----     ------------
Net Assets..................   100.0%    $196,327,845
                               =====     ============

---------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $38,184,931 and the aggregate gross unrealized depreciation is $2,923,996, resulting in net unrealized appreciation of $35,260,935.

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $159,183,888).......................................  $194,444,823
Receivable for:
    Investments sold........................................     3,344,545
    Shares of beneficial interest sold......................     1,208,515
    Dividends...............................................        18,571
Prepaid expenses and other assets...........................       120,601
                                                              ------------
    Total Assets............................................   199,137,055
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     2,252,053
    Shares of beneficial interest redeemed..................       175,003
    Investment management fee...............................       157,313
    Distribution fee........................................       118,914
Accrued expenses and other payables.........................       105,927
                                                              ------------
    Total Liabilities.......................................     2,809,210
                                                              ------------
    Net Assets..............................................  $196,327,845
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $474,642,618
Net unrealized appreciation.................................    35,260,935
Net investment loss.........................................    (1,926,737)
Accumulated net realized loss...............................  (311,648,971)
                                                              ------------
    Net Assets..............................................  $196,327,845
                                                              ============
Class A Shares:
Net Assets..................................................   $10,596,604
Shares Outstanding (unlimited authorized, $.01 par value)...       795,248
    Net Asset Value Per Share...............................        $13.32
                                                                    ======
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $14.06
                                                                    ======
Class B Shares:
Net Assets..................................................  $138,354,312
Shares Outstanding (unlimited authorized, $.01 par value)...    10,883,560
    Net Asset Value Per Share...............................        $12.71
                                                                    ======
Class C Shares:
Net Assets..................................................    $6,849,352
Shares Outstanding (unlimited authorized, $.01 par value)...       539,755
    Net Asset Value Per Share...............................        $12.69
                                                                    ======
Class D Shares:
Net Assets..................................................   $40,527,577
Shares Outstanding (unlimited authorized, $.01 par value)...     3,002,000
    Net Asset Value Per Share...............................        $13.50
                                                                    ======

                       See Notes to Financial Statements
 10

Morgan Stanley Special Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2003 (unaudited)

Net Investment Loss:
Income
Dividends (net of $2,240 foreign withholding tax)...........  $   139,859
Interest....................................................       12,624
                                                              -----------
    Total Income............................................      152,483
                                                              -----------
Expenses
Investment management fee...................................      871,500
Distribution fee (Class A shares)...........................       14,238
Distribution fee (Class B shares)...........................      611,570
Distribution fee (Class C shares)...........................       30,248
Transfer agent fees and expenses............................      441,257
Shareholder reports and notices.............................       52,091
Professional fees...........................................       26,076
Custodian fees..............................................       16,324
Trustees' fees and expenses.................................        6,148
Registration fees...........................................        6,030
Other.......................................................        3,738
                                                              -----------
    Total Expenses..........................................    2,079,220
                                                              -----------
    Net Investment Loss.....................................   (1,926,737)
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   16,069,720
Net change in unrealized depreciation.......................   41,819,867
                                                              -----------
    Net Gain................................................   57,889,587
                                                              -----------
Net Increase................................................  $55,962,850
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2003   FEBRUARY 28, 2003
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................   $ (1,926,737)      $  (5,185,607)
Net realized gain (loss)....................................     16,069,720        (136,471,712)
Net change in unrealized depreciation.......................     41,819,867          13,316,273
                                                               ------------       -------------
    Net Increase (Decrease).................................     55,962,850        (128,341,046)

Net decrease from transactions in shares of beneficial
  interest..................................................    (15,721,189)        (37,117,689)
                                                               ------------       -------------
    Net Increase (Decrease).................................     40,241,661        (165,458,735)
Net Assets:
Beginning of period.........................................    156,086,184         321,544,919
                                                               ------------       -------------
End of Period
(Including a net investment loss of $1,926,737 and $0,
respectively)...............................................   $196,327,845       $ 156,086,184
                                                               ============       =============

                       See Notes to Financial Statements
 12

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Special Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities convertible into common stocks of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Standard & Poor's Small-Cap 600 Index. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

net assets not exceeding $1.5 billion; and 0.95% to the portion of daily net assets in excess of $1.5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $24,315,774 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $5, $113,520 and $2,204, respectively and received $7,659 in front-

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $170,620,382 and $190,967,809, respectively. Included in the aforementioned are purchases and sales of $243,292 and $6,524,649, respectively with other Morgan Stanley Funds including a net realized gain of $1,366,083.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $32,200.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                         AUGUST 31, 2003                FEBRUARY 28, 2003
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     468,300   $  5,201,483          987,720   $ 12,701,010
Redeemed..........................................    (842,327)    (9,627,505)        (673,508)    (8,843,650)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class A.................    (374,027)    (4,426,022)         314,212      3,857,360
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     638,130      7,149,330        1,309,652     17,497,072
Redeemed..........................................  (1,649,705)   (17,666,249)      (5,820,808)   (71,451,575)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................  (1,011,575)   (10,516,919)      (4,511,156)   (53,954,503)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      95,507      1,088,921          166,535      2,179,439
Redeemed..........................................    (141,688)    (1,556,327)        (293,001)    (3,519,887)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class C............................     (46,181)      (467,406)        (126,466)    (1,340,448)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................     504,725      5,685,551        2,091,888     29,118,203
Redeemed..........................................    (541,326)    (5,996,393)      (1,201,463)   (14,798,301)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class D.................     (36,601)      (310,842)         890,425     14,319,902
                                                    ----------   ------------       ----------   ------------
Net decrease in Fund..............................  (1,468,384)  $(15,721,189)      (3,432,985)  $(37,117,689)
                                                    ==========   ============       ==========   ============

Morgan Stanley Special Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2003, the Fund had a net capital loss carryforward of $325,714,632 of which $10,229,259 will expire on February 28, 2009, $156,662,968 will expire on February 28, 2010 and $158,822,405 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2003, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Special Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                        FOR THE YEAR ENDED FEBRUARY 28,
                                             MONTHS ENDED        ----------------------------------------------------------------
                                            AUGUST 31, 2003        2003          2002          2001         2000*          1999
                                            ---------------      --------      --------      --------      --------      --------
                                              (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period......       $ 9.64           $16.45        $24.42        $62.72        $23.13        $21.18
                                                 ------           ------        ------        ------        ------        ------

Income (loss) from investment operations:
    Net investment loss++.................        (0.10)           (0.20)        (0.30)        (0.40)        (0.41)        (0.29)
    Net realized and unrealized gain
    (loss)................................         3.78            (6.61)        (7.67)       (36.19)        42.93          2.24
                                                 ------           ------        ------        ------        ------        ------

Total income (loss) from investment
 operations...............................         3.68            (6.81)        (7.97)       (36.59)        42.52          1.95
                                                 ------           ------        ------        ------        ------        ------

Less distributions from net realized
 gain.....................................           --               --            --         (1.71)        (2.93)           --
                                                 ------           ------        ------        ------        ------        ------

Net asset value, end of period............       $13.32           $ 9.64        $16.45        $24.42        $62.72        $23.13
                                                 ======           ======        ======        ======        ======        ======

Total Return+.............................        38.28 %(1)      (41.40)%      (32.64)%      (59.57)%      191.77%         9.21%

Ratios to Average Net Assets(3):
Expenses..................................         1.88 %(2)        1.76%         1.59%         1.33%         1.40%         1.50%

Net investment loss.......................        (1.71)%(2)       (1.65)%       (1.40)%       (0.95)%       (1.13)%       (1.40)%

Supplemental Data:
Net assets, end of period, in thousands...      $10,597          $11,270       $14,064       $21,357       $36,835        $2,450

Portfolio turnover rate...................           99 %(1)         119%           25%           37%           59%           51%

---------------------

     *   Year ended February 29, 2000.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 18

Morgan Stanley Special Growth Fund
FINANCIAL HIGHLIGHTS continued

                                      FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                     MONTHS ENDED        -----------------------------------------------------------------------
                                    AUGUST 31, 2003        2003           2002           2001            2000*           1999
                                    ---------------      ---------      ---------      ---------      -----------      ---------
                                      (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................       $ 9.23            $15.88         $23.76        $ 61.57           $22.84         $21.08
                                         ------            ------         ------        -------           ------         ------

Income (loss) from investment
 operations:
    Net investment loss++.........        (0.13)            (0.30)         (0.45)         (0.69)           (0.55)         (0.43)
    Net realized and unrealized
    gain (loss)...................         3.61             (6.35)         (7.43)        (35.41)           42.21           2.19
                                         ------            ------         ------        -------           ------         ------

Total income (loss) from
 investment operations............         3.48             (6.65)         (7.88)        (36.10)           41.66           1.76
                                         ------            ------         ------        -------           ------         ------

Less distributions from net
 realized gain....................           --                --             --          (1.71)           (2.93)            --
                                         ------            ------         ------        -------           ------         ------

Net asset value, end of period....       $12.71            $ 9.23         $15.88        $ 23.76           $61.57         $22.84
                                         ======            ======         ======        =======           ======         ======

Total Return+.....................        37.70 %(1)       (41.88)%       (33.16)%       (59.89)%         190.41%          8.35%

Ratios To Average Net Assets(3):
Expenses..........................         2.63 %(2)         2.55%          2.35%          2.03%            1.85%          2.18%

Net investment loss...............        (2.46)%(2)        (2.44)%        (2.16)%        (1.65)%          (1.58)%        (2.08)%

Supplemental Data:
Net assets, end of period, in
 thousands........................     $138,354          $109,784       $260,504       $459,380       $1,069,967       $322,489

Portfolio turnover rate...........           99 %(1)          119%            25%            37%              59%            51%

---------------------

     *   Year ended February 29, 2000.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Growth Fund
FINANCIAL HIGHLIGHTS continued

                                              FOR THE SIX                        FOR THE YEAR ENDED FEBRUARY 28,
                                             MONTHS ENDED        ----------------------------------------------------------------
                                            AUGUST 31, 2003        2003          2002          2001         2000*          1999
                                            ---------------      --------      --------      --------      --------      --------
                                              (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period......      $ 9.21            $15.85        $23.67        $61.40        $22.85        $21.08
                                                ------            ------        ------        ------        ------        ------

Income (loss) from investment operations:
    Net investment loss++.................       (0.13)            (0.30)        (0.41)        (0.73)        (0.70)        (0.45)
    Net realized and unrealized gain
    (loss)................................        3.61             (6.34)        (7.41)       (35.29)        42.18          2.22
                                                ------            ------        ------        ------        ------        ------

Total income (loss) from investment
 operations...............................        3.48             (6.64)        (7.82)       (36.02)        41.48          1.77
                                                ------            ------        ------        ------        ------        ------

Less distributions from net realized
 gain.....................................          --                --            --         (1.71)        (2.93)           --
                                                ------            ------        ------        ------        ------        ------

Net asset value, end of period............      $12.69            $ 9.21        $15.85        $23.67        $61.40        $22.85
                                                ======            ======        ======        ======        ======        ======

Total Return+.............................       37.79 %(1)       (41.78)%      (33.16)%      (59.93)%      189.51%         8.35%

Ratios to Average Net Assets(3):
Expenses..................................        2.63 %(2)         2.55%         2.20%         2.16%         2.18%         2.26%

Net investment loss.......................       (2.46)%(2)        (2.44)%       (2.01)%       (1.78)%       (1.91)%       (2.16)%

Supplemental Data:
Net assets, end of period, in thousands...      $6,849            $5,398       $11,294       $19,639       $28,675        $2,662

Portfolio turnover rate...................          99 %(1)          119%           25%           37%           59%           51%

---------------------

     *   Year ended February 29, 2000.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 20

Morgan Stanley Special Growth Fund
FINANCIAL HIGHLIGHTS continued

                                              FOR THE SIX                        FOR THE YEAR ENDED FEBRUARY 28,
                                             MONTHS ENDED        ----------------------------------------------------------------
                                            AUGUST 31, 2003        2003          2002          2001         2000*          1999
                                            ---------------      --------      --------      --------      --------      --------
                                              (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period......       $ 9.75           $16.61        $24.60       $ 63.11        $23.20        $21.21
                                                 ------           ------        ------       -------        ------        ------

Income (loss) from investment operations:
    Net investment loss++.................        (0.08)           (0.18)        (0.25)        (0.32)        (0.35)        (0.24)
    Net realized and unrealized gain
    (loss)................................         3.83            (6.68)        (7.74)       (36.48)        43.19          2.23
                                                 ------           ------        ------       -------        ------        ------

Total income (loss) from investment
 operations...............................         3.75            (6.86)        (7.99)       (36.80)        42.84          1.99
                                                 ------           ------        ------       -------        ------        ------

Less distributions from net realized
 gain.....................................           --               --            --         (1.71)        (2.93)           --
                                                 ------           ------        ------       -------        ------        ------

Net asset value, end of period............       $13.50           $ 9.75        $16.61       $ 24.60        $63.11        $23.20
                                                 ======           ======        ======       =======        ======        ======

Total Return+.............................        38.46 %(1)      (41.30)%      (32.48)%      (59.53)%      192.59%         9.38%

Ratios to Average Net Assets(3):
Expenses..................................         1.63 %(2)        1.55%         1.35%         1.16%         1.18%         1.26%

Net investment loss.......................        (1.46)%(2)       (1.44)%       (1.16)%       (0.78)%       (0.91)%       (1.16)%

Supplemental Data:
Net assets, end of period, in thousands...      $40,528          $29,634       $35,683       $41,207       $21,570           $13

Portfolio turnover rate...................           99 %(1)         119%           25%           37%           59%           51%

---------------------

     *   Year ended February 29, 2000.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Special Growth Fund

Semiannual Report
August 31, 2003

[MORGAN STANLEY LOGO]

37892RPT-12328I03-AP-9/03

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund
Ronald E. Robison
Principal Executive Officer
October 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
October 20, 2003

Francis Smith
Principal Financial Officer
October 20, 2003

                                       3